Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 0.2%
Curtiss-Wright Corp.	8,106	$ 1,805,936
Hexcel Corp.	19,241	1,419,024
Woodward, Inc.	8,825	1,201,347
		$ 4,426,307
Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	24,202	$ 2,090,811
FedEx Corp.	39,480	9,987,255
GXO Logistics, Inc.(1)	17,473	1,068,649
United Parcel Service, Inc., Class B	84,739	13,323,513
		$26,470,228
Automobile Components — 0.4%
Aptiv PLC(1)	12,845	$1,152,454
Autoliv, Inc.	20,699	2,280,823
BorgWarner, Inc.	61,932	2,220,262
Lear Corp.	14,296	2,018,738
		$7,672,277
Automobiles — 1.5%
Ford Motor Co.	785,374	$9,573,709
General Motors Co.	271,300	9,745,096
Harley-Davidson, Inc.	33,374	1,229,498
Rivian Automotive, Inc., Class A(1)(2)	172,594	4,049,055
Thor Industries, Inc.	12,345	1,459,797
		$26,057,155
Banks — 13.4%
Bank of America Corp.	1,052,202	$35,427,641
Bank OZK	21,968	1,094,665
BOK Financial Corp.	5,835	499,768
Citigroup, Inc.	319,001	16,409,411
Citizens Financial Group, Inc.	90,755	3,007,621
Columbia Banking System, Inc.	43,610	1,163,515
Comerica, Inc.	25,087	1,400,106
Commerce Bancshares, Inc.	26,529	1,416,887
Cullen/Frost Bankers, Inc.	12,572	1,363,936
East West Bancorp, Inc.	27,064	1,947,255
F.N.B. Corp.	65,837	906,576
Fifth Third Bancorp	135,384	4,669,394
First Citizens Bancshares, Inc., Class A	2,101	2,981,256
First Financial Bankshares, Inc.	27,824	843,067
First Horizon Corp.	112,700	1,595,832
Home BancShares, Inc.	35,935	910,234
Huntington Bancshares, Inc.	286,103	3,639,230
JPMorgan Chase & Co.	415,236	70,631,644
KeyCorp	186,481	2,685,326
M&T Bank Corp.	32,993	4,522,680
Security	Shares	Value
Banks (continued)
New York Community Bancorp, Inc.	149,102	$ 1,525,313
Old National Bancorp	54,865	926,670
Pinnacle Financial Partners, Inc.	16,044	1,399,358
PNC Financial Services Group, Inc. (The)	74,654	11,560,172
Popular, Inc.	15,010	1,231,871
Prosperity Bancshares, Inc.	17,534	1,187,578
Regions Financial Corp.	185,426	3,593,556
SouthState Corp.	14,519	1,226,130
Synovus Financial Corp.	27,396	1,031,459
Truist Financial Corp.	261,308	9,647,491
U.S. Bancorp	284,597	12,317,358
United Bankshares, Inc.	28,248	1,060,712
Valley National Bancorp	90,441	982,189
Webster Financial Corp.	32,914	1,670,715
Wells Fargo & Co.	562,250	27,673,945
Western Alliance Bancorp	20,628	1,357,116
Wintrust Financial Corp.	12,546	1,163,642
Zions Bancorp N.A.	27,753	1,217,524
		$237,888,843
Beverages — 1.5%
Coca-Cola Co. (The)	272,658	$16,067,736
Keurig Dr Pepper, Inc.	164,447	5,479,374
PepsiCo, Inc.	34,513	5,861,688
		$27,408,798
Biotechnology — 2.3%
ACADIA Pharmaceuticals, Inc.(1)	27,139	$849,722
Alkermes PLC(1)	28,863	800,660
Amgen, Inc.	50,807	14,633,432
Apellis Pharmaceuticals, Inc.(1)	21,922	1,312,251
Arrowhead Pharmaceuticals, Inc.(1)	22,926	701,535
Biogen, Inc.(1)	19,287	4,990,897
Blueprint Medicines Corp.(1)	3,876	357,522
Exact Sciences Corp.(1)	15,869	1,173,989
Gilead Sciences, Inc.	158,965	12,877,755
Ionis Pharmaceuticals, Inc.(1)	28,160	1,424,614
Sarepta Therapeutics, Inc.(1)	5,165	498,061
United Therapeutics Corp.(1)	3,590	789,405
		$40,409,843
Broadline Retail — 0.1%
Macy's, Inc.	49,276	$991,433
		$991,433
Building Products — 1.5%
Allegion PLC	4,497	$569,725
Carlisle Cos., Inc.	8,863	2,769,067
Carrier Global Corp.	125,340	7,200,783
Fortune Brands Innovations, Inc.	23,674	1,802,538

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products (continued)
Masco Corp.	15,650	$ 1,048,237
Owens Corning	31,328	4,643,750
Trane Technologies PLC	25,348	6,182,377
UFP Industries, Inc.	12,131	1,523,047
Zurn Elkay Water Solutions Corp.	9,865	290,130
		$ 26,029,654
Capital Markets — 6.1%
Affiliated Managers Group, Inc.	6,245	$ 945,618
Ameriprise Financial, Inc.	12,896	4,898,288
Bank of New York Mellon Corp. (The)	153,344	7,981,555
BlackRock, Inc.	19,962	16,205,152
Carlyle Group, Inc. (The)	39,887	1,623,002
Charles Schwab Corp. (The)	207,726	14,291,549
CME Group, Inc.	61,128	12,873,557
Evercore, Inc., Class A	5,840	998,932
Franklin Resources, Inc.	55,090	1,641,131
Goldman Sachs Group, Inc. (The)	52,652	20,311,562
Hamilton Lane, Inc., Class A	3,666	415,871
Houlihan Lokey, Inc.	3,676	440,789
Interactive Brokers Group, Inc., Class A	14,973	1,241,262
Intercontinental Exchange, Inc.	17,467	2,243,287
Invesco, Ltd.	84,483	1,507,177
Jefferies Financial Group, Inc.	46,526	1,880,116
LPL Financial Holdings, Inc.	2,075	472,311
Nasdaq, Inc.	22,559	1,311,580
Northern Trust Corp.	40,539	3,420,681
Raymond James Financial, Inc.	37,633	4,196,079
State Street Corp.	61,325	4,750,234
Stifel Financial Corp.	21,255	1,469,783
T. Rowe Price Group, Inc.	35,140	3,784,227
Tradeweb Markets, Inc., Class A	2,500	227,200
		$109,130,943
Chemicals — 2.5%
Air Products & Chemicals, Inc.	19,050	$5,215,890
Ashland, Inc.	14,027	1,182,616
Axalta Coating Systems, Ltd.(1)	30,767	1,045,155
Cabot Corp.	21,104	1,762,184
Celanese Corp.	32,936	5,117,266
Eastman Chemical Co.	45,670	4,102,079
Ecolab, Inc.	25,636	5,084,901
Element Solutions, Inc.	46,592	1,078,139
FMC Corp.	24,595	1,550,715
Huntsman Corp.	61,576	1,547,405
International Flavors & Fragrances, Inc.	59,422	4,811,399
Mosaic Co. (The)	116,820	4,173,979
PPG Industries, Inc.	35,778	5,350,600
Sherwin-Williams Co. (The)	5,481	1,709,524
		$43,731,852
Security	Shares	Value
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.(1)	4,277	$ 746,379
Republic Services, Inc.	19,146	3,157,367
Stericycle, Inc.(1)	15,226	754,601
Tetra Tech, Inc.	3,270	545,861
Veralto Corp.	2,190	180,149
Vestis Corp.	17,012	359,634
Waste Management, Inc.	27,411	4,909,310
		$ 10,653,301
Communications Equipment — 1.1%
Ciena Corp.(1)	745	$33,532
Cisco Systems, Inc.	335,878	16,968,557
Juniper Networks, Inc.	54,371	1,602,857
Viasat, Inc.(1)(2)	7,736	216,221
		$18,821,167
Construction & Engineering — 0.4%
AECOM	29,488	$2,725,576
Comfort Systems USA, Inc.	941	193,535
EMCOR Group, Inc.	10,147	2,185,968
MasTec, Inc.(1)	6,580	498,238
Valmont Industries, Inc.	2,427	566,729
WillScot Mobile Mini Holdings Corp.(1)	8,235	366,457
		$6,536,503
Construction Materials — 0.2%
Summit Materials, Inc., Class A(1)	49,281	$1,895,347
Vulcan Materials Co.	4,275	970,468
		$2,865,815
Consumer Finance — 2.1%
Ally Financial, Inc.	57,898	$2,021,798
American Express Co.	67,010	12,553,654
Capital One Financial Corp.	74,294	9,741,429
Credit Acceptance Corp.(1)	397	211,494
Discover Financial Services	49,657	5,581,447
FirstCash Holdings, Inc.	6,226	674,836
OneMain Holdings, Inc.	23,240	1,143,408
SLM Corp.	40,867	781,377
SoFi Technologies, Inc.(1)(2)	143,972	1,432,521
Synchrony Financial	80,499	3,074,257
		$37,216,221
Consumer Staples Distribution & Retail — 4.4%
Albertsons Cos., Inc., Class A	96,910	$2,228,930
BJ's Wholesale Club Holdings, Inc.(1)	20,188	1,345,732
Casey's General Stores, Inc.	9,241	2,538,872
Costco Wholesale Corp.	11,944	7,883,995
Dollar General Corp.	16,207	2,203,342
Dollar Tree, Inc.(1)	21,897	3,110,469

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The)	157,389	$ 7,194,251
Performance Food Group Co.(1)	43,329	2,996,200
Sprouts Farmers Market, Inc.(1)	28,371	1,364,929
Sysco Corp.	106,115	7,760,190
Target Corp.	75,223	10,713,260
US Foods Holding Corp.(1)	71,444	3,244,272
Walmart, Inc.	162,038	25,545,291
		$ 78,129,733
Containers & Packaging — 1.6%
AptarGroup, Inc.	12,778	$1,579,616
Avery Dennison Corp.	15,059	3,044,328
Ball Corp.	21,280	1,224,026
Berry Global Group, Inc.	43,836	2,954,108
Crown Holdings, Inc.	45,369	4,178,031
Graphic Packaging Holding Co.	99,228	2,445,970
Packaging Corp. of America	26,924	4,386,189
Sealed Air Corp.	37,712	1,377,242
Silgan Holdings, Inc.	30,764	1,392,071
Sonoco Products Co.	37,998	2,122,948
WestRock Co.	95,389	3,960,551
		$28,665,080
Distributors — 0.3%
Genuine Parts Co.	23,225	$3,216,663
LKQ Corp.	49,795	2,379,703
		$5,596,366
Diversified Consumer Services — 0.1%
Service Corp. International	18,469	$1,264,203
		$1,264,203
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,149,372	$19,286,462
Verizon Communications, Inc.	651,941	24,578,176
		$43,864,638
Electric Utilities — 2.9%
Alliant Energy Corp.	75,649	$3,880,794
Avangrid, Inc.	21,037	681,809
Constellation Energy Corp.	47,863	5,594,706
Evergy, Inc.	67,264	3,511,181
Eversource Energy	91,653	5,656,823
Exelon Corp.	206,061	7,397,590
IDACORP, Inc.	14,927	1,467,623
NextEra Energy, Inc.	232,700	14,134,198
PNM Resources, Inc.	20,211	840,777
Portland General Electric Co.	30,248	1,310,948
Xcel Energy, Inc.	115,133	7,127,884
		$51,604,333
Security	Shares	Value
Electrical Equipment — 1.8%
Acuity Brands, Inc.	7,398	$ 1,515,332
AMETEK, Inc.	7,285	1,201,224
Atkore, Inc.(1)	250	40,000
Eaton Corp. PLC	38,206	9,200,769
Emerson Electric Co.	71,447	6,953,937
EnerSys	4,521	456,440
Hubbell, Inc.	5,140	1,690,700
nVent Electric PLC	39,401	2,328,205
Plug Power, Inc.(1)(2)	79,727	358,771
Regal Rexnord Corp.	19,352	2,864,483
Rockwell Automation, Inc.	8,900	2,763,272
Sensata Technologies Holding PLC	43,259	1,625,241
Sunrun, Inc.(1)(2)	37,757	741,170
		$31,739,544
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(1)	9,798	$1,197,805
Avnet, Inc.	16,955	854,532
Belden, Inc.	13,026	1,006,258
CDW Corp.	9,577	2,177,044
Coherent Corp.(1)	22,787	991,918
Corning, Inc.	93,521	2,847,714
Insight Enterprises, Inc.(1)	6,600	1,169,454
Jabil, Inc.	23,029	2,933,895
Littelfuse, Inc.	1,925	515,053
TD SYNNEX Corp.	9,916	1,067,061
Teledyne Technologies, Inc.(1)	6,287	2,805,825
Trimble, Inc.(1)	28,665	1,524,978
Vishay Intertechnology, Inc.	27,213	652,296
		$19,743,833
Energy Equipment & Services — 0.4%
Baker Hughes Co.	216,916	$7,414,189
		$7,414,189
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A(1)	35,698	$218,472
Atlanta Braves Holdings, Inc., Class C(1)	8,407	332,749
Liberty Media Corp.-Liberty Formula One, Class A(1)	33,553	1,945,403
Liberty Media Corp.-Liberty Live, Class A(1)	10,256	374,857
Live Nation Entertainment, Inc.(1)	4,285	401,076
Madison Square Garden Sports Corp.(1)	2,721	494,760
Take-Two Interactive Software, Inc.(1)	14,212	2,287,421
Walt Disney Co. (The)	157,846	14,251,915
Warner Bros. Discovery, Inc.(1)	559,537	6,367,531
Warner Music Group Corp., Class A	9,351	334,672
		$27,008,856
Financial Services — 0.9%
Equitable Holdings, Inc.	70,287	$2,340,557

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Essent Group, Ltd.	21,959	$ 1,158,118
Euronet Worldwide, Inc.(1)	4,639	470,812
Fidelity National Information Services, Inc.	122,392	7,352,087
Fiserv, Inc.(1)	8,770	1,165,007
MGIC Investment Corp.	54,232	1,046,135
Radian Group, Inc.	33,126	945,747
Voya Financial, Inc.	19,888	1,451,029
Western Union Co. (The)	81,098	966,688
		$16,896,180
Food Products — 2.8%
Bunge Global S.A.	41,373	$4,176,604
Campbell Soup Co.	47,228	2,041,666
Conagra Brands, Inc.	139,300	3,992,338
Darling Ingredients, Inc.(1)	5,366	267,441
Flowers Foods, Inc.	51,974	1,169,935
General Mills, Inc.	96,170	6,264,514
Hormel Foods Corp.	70,413	2,260,961
Ingredion, Inc.	19,544	2,121,110
JM Smucker Co. (The)	28,152	3,557,850
Kellanova	52,325	2,925,491
Kraft Heinz Co. (The)	181,775	6,722,040
Lamb Weston Holdings, Inc.	6,940	750,145
Lancaster Colony Corp.	924	153,744
McCormick & Co., Inc.	33,434	2,287,554
Mondelez International, Inc., Class A	149,422	10,822,636
		$49,514,029
Gas Utilities — 0.3%
National Fuel Gas Co.	26,410	$1,324,990
New Jersey Resources Corp.	29,062	1,295,584
ONE Gas, Inc.	16,146	1,028,823
Southwest Gas Holdings, Inc.	16,188	1,025,510
UGI Corp.	15,109	371,681
		$5,046,588
Ground Transportation — 2.2%
Avis Budget Group, Inc.	4,849	$859,534
J.B. Hunt Transport Services, Inc.	4,965	991,709
Knight-Swift Transportation Holdings, Inc.	41,075	2,367,974
Ryder System, Inc.	10,999	1,265,545
Uber Technologies, Inc.(1)	320,979	19,762,677
Union Pacific Corp.	48,063	11,805,234
XPO, Inc.(1)	28,866	2,528,373
		$39,581,046
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	60,170	$6,622,912
Baxter International, Inc.	7,121	275,298
Becton Dickinson and Co.	9,415	2,295,659
Security	Shares	Value
Health Care Equipment & Supplies (continued)
CONMED Corp.	3,143	$ 344,190
DENTSPLY SIRONA, Inc.	19,902	708,312
Envista Holdings Corp.(1)	34,546	831,177
Globus Medical, Inc., Class A(1)	2,885	153,742
ICU Medical, Inc.(1)	1,026	102,333
iRhythm Technologies, Inc.(1)	6,838	731,939
Medtronic PLC	170,507	14,046,367
Neogen Corp.(1)	21,992	442,259
Novocure, Ltd.(1)	8,128	121,351
Stryker Corp.	3,684	1,103,211
Teleflex, Inc.	2,850	710,619
		$28,489,369
Health Care Providers & Services — 5.8%
agilon health, Inc.(1)(2)	67,958	$852,873
AMN Healthcare Services, Inc.(1)	835	62,525
Centene Corp.(1)	106,863	7,930,303
Cigna Group	49,309	14,765,580
CVS Health Corp.	216,497	17,094,603
DaVita, Inc.(1)	7,063	739,920
Elevance Health, Inc.	31,370	14,792,837
Encompass Health Corp.	16,874	1,125,833
Ensign Group, Inc. (The)	4,858	545,116
HealthEquity, Inc.(1)	5,102	338,263
Henry Schein, Inc.(1)	16,581	1,255,347
Humana, Inc.	16,723	7,655,957
Laboratory Corp. of America Holdings	10,186	2,315,176
Molina Healthcare, Inc.(1)	6,188	2,235,786
Option Care Health, Inc.(1)	14,914	502,453
Quest Diagnostics, Inc.	14,866	2,049,724
R1 RCM, Inc.(1)	31,568	333,674
Select Medical Holdings Corp.	22,898	538,103
Surgery Partners, Inc.(1)(2)	12,430	397,636
UnitedHealth Group, Inc.	51,304	27,010,017
		$102,541,726
Hotels, Restaurants & Leisure — 1.0%
Aramark	54,098	$1,520,154
Darden Restaurants, Inc.	23,388	3,842,648
Hilton Grand Vacations, Inc.(1)	12,846	516,152
Hilton Worldwide Holdings, Inc.	1,170	213,045
Hyatt Hotels Corp., Class A	9,715	1,266,933
Marriott International, Inc., Class A	13,756	3,102,116
Marriott Vacations Worldwide Corp.	7,031	596,862
Starbucks Corp.	35,125	3,372,351
Texas Roadhouse, Inc.	3,423	418,393
Vail Resorts, Inc.	5,998	1,280,393
Wendy's Co. (The)	25,843	503,422
Wyndham Hotels & Resorts, Inc.	13,409	1,078,218
		$17,710,687

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.7%
D.R. Horton, Inc.	48,092	$ 7,309,022
KB Home	23,599	1,473,994
Leggett & Platt, Inc.	24,259	634,858
Lennar Corp., Class A	54,529	8,127,002
Meritage Homes Corp.	10,636	1,852,791
Mohawk Industries, Inc.(1)	9,944	1,029,204
Newell Brands, Inc.	77,962	676,710
PulteGroup, Inc.	57,747	5,960,645
Taylor Morrison Home Corp.(1)	31,503	1,680,685
TopBuild Corp.(1)	2,341	876,143
Whirlpool Corp.	9,694	1,180,439
		$30,801,493
Household Products — 1.0%
Colgate-Palmolive Co.	4,339	$345,862
Kimberly-Clark Corp.	37,214	4,521,873
Procter & Gamble Co. (The)	85,101	12,470,700
		$17,338,435
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	77,115	$1,484,464
Brookfield Renewable Corp., Class A	40,490	1,165,707
Clearway Energy, Inc., Class C	33,727	925,132
Ormat Technologies, Inc.	5,695	431,624
		$4,006,927
Insurance — 4.3%
Aflac, Inc.	102,884	$8,487,930
Allstate Corp. (The)	23,827	3,335,303
American Financial Group, Inc.	14,855	1,766,111
American International Group, Inc.	134,751	9,129,380
Arch Capital Group, Ltd.(1)	42,991	3,192,942
Axis Capital Holdings, Ltd.	17,535	970,913
Brown & Brown, Inc.	14,497	1,030,882
Everest Group, Ltd.	5,114	1,808,208
First American Financial Corp.	28,644	1,845,819
Globe Life, Inc.	15,908	1,936,322
Hanover Insurance Group, Inc. (The)	6,495	788,623
Hartford Financial Services Group, Inc. (The)	59,869	4,812,270
Lincoln National Corp.	31,969	862,204
Marsh & McLennan Cos., Inc.	11,330	2,146,695
MetLife, Inc.	125,360	8,290,057
Old Republic International Corp.	51,718	1,520,509
Primerica, Inc.	4,247	873,863
Principal Financial Group, Inc.	47,396	3,728,643
Prudential Financial, Inc.	3,181	329,902
Reinsurance Group of America, Inc.	12,731	2,059,621
RenaissanceRe Holdings, Ltd.	6,790	1,330,840
RLI Corp.	1,813	241,347
Selective Insurance Group, Inc.	8,231	818,820
Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc. (The)	45,246	$ 8,618,911
Unum Group	37,282	1,685,892
W.R. Berkley Corp.	30,970	2,190,198
Willis Towers Watson PLC	13,902	3,353,162
		$ 77,155,367
Interactive Media & Services — 0.1%
IAC, Inc.(1)	16,358	$ 856,832
Snap, Inc., Class A(1)	34,852	590,044
		$1,446,876
IT Services — 0.5%
Amdocs, Ltd.	10,822	$951,145
Cognizant Technology Solutions Corp., Class A	79,195	5,981,598
DXC Technology Co.(1)	37,172	850,124
MongoDB, Inc.(1)	1,182	483,261
		$8,266,128
Leisure Products — 0.0%(3)
Brunswick Corp.	4,310	$416,993
Mattel, Inc.(1)	18,399	347,373
		$764,366
Life Sciences Tools & Services — 0.7%
Avantor, Inc.(1)	75,940	$1,733,710
Bio-Rad Laboratories, Inc., Class A(1)	4,618	1,491,106
Charles River Laboratories International, Inc.(1)	3,001	709,436
Danaher Corp.	5,079	1,174,976
Fortrea Holdings, Inc.(1)	8,553	298,500
Illumina, Inc.(1)	28,525	3,971,821
Revvity, Inc.	23,710	2,591,740
		$11,971,289
Machinery — 5.8%
AGCO Corp.	23,737	$2,881,909
Allison Transmission Holdings, Inc.	34,576	2,010,594
Caterpillar, Inc.	54,175	16,017,922
Chart Industries, Inc.(1)(2)	7,332	999,571
CNH Industrial NV	352,907	4,298,407
Cummins, Inc.	30,591	7,328,686
Deere & Co.	24,333	9,730,037
Donaldson Co., Inc.	13,092	855,562
Dover Corp.	22,559	3,469,800
ESAB Corp.	13,308	1,152,739
Flowserve Corp.	50,972	2,101,066
Fortive Corp.	60,469	4,452,332
Franklin Electric Co., Inc.	717	69,298
IDEX Corp.	2,828	613,987
Illinois Tool Works, Inc.	11,152	2,921,155
Ingersoll Rand, Inc.	4,844	374,635

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
ITT, Inc.	23,330	$ 2,783,736
Middleby Corp. (The)(1)	10,699	1,574,572
Mueller Industries, Inc.	26,808	1,263,997
Nordson Corp.	1,749	462,016
Oshkosh Corp.	25,685	2,784,511
Otis Worldwide Corp.	20,929	1,872,518
PACCAR, Inc.	94,009	9,179,979
Parker-Hannifin Corp.	9,338	4,302,017
Pentair PLC	26,264	1,909,655
Snap-on, Inc.	13,850	4,000,434
Stanley Black & Decker, Inc.	48,033	4,712,037
Timken Co. (The)	23,845	1,911,177
Toro Co. (The)	1,680	161,263
Watts Water Technologies, Inc., Class A	2,617	545,226
Westinghouse Air Brake Technologies Corp.	39,901	5,063,437
Xylem, Inc.	18,400	2,104,224
		$103,908,499
Media — 2.0%
Cable One, Inc.	151	$84,045
Charter Communications, Inc., Class A(1)	15,270	5,935,144
Comcast Corp., Class A	339,248	14,876,025
Interpublic Group of Cos., Inc. (The)	103,778	3,387,314
New York Times Co. (The), Class A	16,394	803,142
Nexstar Media Group, Inc.	8,447	1,324,067
Omnicom Group, Inc.	53,963	4,668,339
Paramount Global, Class B	158,733	2,347,661
Sirius XM Holdings, Inc.(2)	118,955	650,684
TEGNA, Inc.	49,578	758,543
		$34,834,964
Metals & Mining — 1.1%
ATI, Inc.(1)	28,753	$1,307,399
Commercial Metals Co.	49,917	2,497,847
Nucor Corp.	41,079	7,149,389
Reliance Steel & Aluminum Co.	16,287	4,555,148
Steel Dynamics, Inc.	37,638	4,445,048
		$19,954,831
Multi-Utilities — 3.1%
Ameren Corp.	67,961	$4,916,299
Black Hills Corp.	19,533	1,053,805
CMS Energy Corp.	70,548	4,096,722
Consolidated Edison, Inc.	76,827	6,988,952
Dominion Energy, Inc.	155,748	7,320,156
DTE Energy Co.	53,527	5,901,887
NiSource, Inc.	120,240	3,192,372
Public Service Enterprise Group, Inc.	110,952	6,784,715
Sempra	122,764	9,174,154
Security	Shares	Value
Multi-Utilities (continued)
WEC Energy Group, Inc.	70,615	$ 5,943,665
		$ 55,372,727
Oil, Gas & Consumable Fuels — 0.5%
Occidental Petroleum Corp.	138,279	$ 8,256,639
		$ 8,256,639
Passenger Airlines — 0.6%
American Airlines Group, Inc.(1)	158,978	$ 2,184,358
Delta Air Lines, Inc.	156,038	6,277,409
Southwest Airlines Co.	109,396	3,159,356
		$11,621,123
Personal Care Products — 0.0%(3)
BellRing Brands, Inc.(1)	2,205	$122,223
Coty, Inc., Class A(1)	22,393	278,121
		$400,344
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	111,062	$5,698,591
Catalent, Inc.(1)	37,959	1,705,498
Elanco Animal Health, Inc.(1)	110,118	1,640,758
Jazz Pharmaceuticals PLC(1)	2,928	360,144
Merck & Co., Inc.	99,332	10,829,175
Organon & Co.	57,827	833,865
Perrigo Co. PLC	30,551	983,131
Pfizer, Inc.	870,055	25,048,884
		$47,100,046
Professional Services — 1.1%
Alight, Inc., Class A(1)	62,528	$533,364
Automatic Data Processing, Inc.	27,000	6,290,190
Broadridge Financial Solutions, Inc.	3,048	627,126
Ceridian HCM Holding, Inc.(1)	24	1,611
Concentrix Corp.	9,344	917,674
Dun & Bradstreet Holdings, Inc.	52,841	618,240
FTI Consulting, Inc.(1)	1,349	268,653
Genpact, Ltd.	17,802	617,907
Insperity, Inc.	6,085	713,284
ManpowerGroup, Inc.	13,133	1,043,680
Maximus, Inc.	8,660	726,228
Paychex, Inc.	18,628	2,218,781
Robert Half, Inc.	21,042	1,850,013
Science Applications International Corp.	10,839	1,347,504
SS&C Technologies Holdings, Inc.	19,301	1,179,484
TriNet Group, Inc.(1)	2,985	355,006
		$19,308,745
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)	51,233	$4,769,280

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development (continued)
Howard Hughes Holdings, Inc.(1)	10,868	$ 929,757
Jones Lang LaSalle, Inc.(1)	14,007	2,645,502
Zillow Group, Inc., Class C(1)	36,309	2,100,839
		$ 10,445,378
Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	23,909	$ 4,747,371
Diodes, Inc.(1)	302	24,317
Intel Corp.	594,999	29,898,700
Micron Technology, Inc.	8,480	723,683
MKS Instruments, Inc.	10,752	1,106,058
Skyworks Solutions, Inc.	5,908	664,178
Wolfspeed, Inc.(1)(2)	23,394	1,017,873
		$38,182,180
Software — 1.2%
Altair Engineering, Inc., Class A(1)	3,434	$288,971
AppFolio, Inc., Class A(1)	41	7,103
Aspen Technology, Inc.(1)	5,298	1,166,355
Atlassian Corp., Class A(1)	21,779	5,180,353
Dolby Laboratories, Inc., Class A	5,954	513,116
Elastic NV(1)	4,186	471,762
Gen Digital, Inc.	117,946	2,691,528
Guidewire Software, Inc.(1)	8,966	977,653
Nutanix, Inc., Class A(1)	51,047	2,434,431
Roper Technologies, Inc.	6,408	3,493,449
SentinelOne, Inc., Class A(1)	45,104	1,237,654
Smartsheet, Inc., Class A(1)	9,666	462,228
Splunk, Inc.(1)	13,195	2,010,258
Tenable Holdings, Inc.(1)	2,000	92,120
Workday, Inc., Class A(1)	3,024	834,805
Workiva, Inc.(1)	3,435	348,756
		$22,210,542
Specialty Retail — 1.2%
Academy Sports & Outdoors, Inc.	15,389	$1,015,674
Advance Auto Parts, Inc.	11,965	730,224
Asbury Automotive Group, Inc.(1)	4,357	980,194
AutoNation, Inc.(1)	5,172	776,731
Bath & Body Works, Inc.	38,775	1,673,529
Best Buy Co., Inc.	37,709	2,951,860
CarMax, Inc.(1)	29,581	2,270,046
Chewy, Inc., Class A(1)	593	14,013
Dick's Sporting Goods, Inc.	2,673	392,797
GameStop Corp., Class A(1)(2)	48,596	851,888
Home Depot, Inc. (The)	1,683	583,244
Lithia Motors, Inc.	5,099	1,678,999
Lowe's Cos., Inc.	1,606	357,415
Penske Automotive Group, Inc.	3,518	564,674
RH(1)	1,087	316,839
Ross Stores, Inc.	12,835	1,776,236
Security	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	25,782	$ 2,418,609
Williams-Sonoma, Inc.	6,651	1,342,039
		$ 20,695,011
Technology Hardware, Storage & Peripherals — 1.1%
Dell Technologies, Inc., Class C	51,427	$ 3,934,165
Hewlett Packard Enterprise Co.	264,817	4,496,593
HP, Inc.	178,650	5,375,578
NetApp, Inc.	41,842	3,688,791
Western Digital Corp.(1)	43,648	2,285,846
		$19,780,973
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings, Ltd.(1)	23,625	$1,186,920
Columbia Sportswear Co.	5,937	472,229
PVH Corp.	9,407	1,148,783
Ralph Lauren Corp.	8,206	1,183,305
Skechers USA, Inc., Class A(1)	16,503	1,028,797
Tapestry, Inc.	43,072	1,585,480
		$6,605,514
Trading Companies & Distributors — 0.8%
Air Lease Corp.	39,548	$1,658,643
Applied Industrial Technologies, Inc.	4,205	726,161
Beacon Roofing Supply, Inc.(1)	9,823	854,798
Core & Main, Inc., Class A(1)	26,736	1,080,402
GATX Corp.	10,774	1,295,250
MSC Industrial Direct Co., Inc., Class A	8,993	910,631
United Rentals, Inc.	10,669	6,117,818
WESCO International, Inc.	8,575	1,491,021
		$14,134,724
Water Utilities — 0.3%
American Water Works Co., Inc.	36,196	$4,777,510
Essential Utilities, Inc.	32,198	1,202,595
		$5,980,105
Wireless Telecommunication Services — 0.0%(3)
T-Mobile US, Inc.	4,887	$783,533
		$783,533
Total Common Stocks (identified cost $1,492,345,730)		$1,772,447,499

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	2,665,895	$ 2,665,895
Total Affiliated Fund (identified cost $2,665,895)		$ 2,665,895
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(5)	1,385,478	$ 1,385,478
Total Securities Lending Collateral (identified cost $1,385,478)		$ 1,385,478
Total Short-Term Investments (identified cost $4,051,373)		$ 4,051,373
Total Investments — 99.8% (identified cost $1,496,397,103)		$1,776,498,872
Other Assets, Less Liabilities — 0.2%		$ 3,516,347
Net Assets — 100.0%		$1,780,015,219

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $10,236,874 and the total market value of the collateral received by the Fund was $10,678,081, comprised of cash of $1,385,478 and U.S. government and/or agencies securities of $9,292,603.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at December 31, 2023.

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,665,895, which represents 0.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,306,483	$26,710,349	$(27,350,937)	$ —	$ —	$2,665,895	$25,796	2,665,895

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,772,447,499(1)	$ —	$ —	$1,772,447,499
Short-Term Investments:
Affiliated Fund	2,665,895	—	—	2,665,895
Securities Lending Collateral	1,385,478	—	—	1,385,478
Total Investments	$1,776,498,872	$ —	$ —	$1,776,498,872

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.